Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Detailed Information of Non Cash Investing Activities [Abstract]
Schedule of Detailed Information of Non Cash Investing Activities [Table Text Block]
	Note	2018	2017
Non-cash investing activities
Acquisition of investments from the sale of asset	6, 9	$1,000	$-